Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 8,623	$ 8,516	$ 8,268
Cost of goods sold	5,465	5,419	5,278
Gross profit	3,158	3,097	2,990
Operating expenses:
Operating	740	715	744
Selling, general and administrative, including stock-based compensation	615	588	535
Depreciation	127	126	135
Amortization of intangible assets	431	400	439
Intercompany management expense (income)	0	0	0
Operating expenses	1,913	1,829	1,853
Operating income	1,245	1,268	1,137
Other (expense) income:
Equity in losses of investee	(4)	(4)	(2)
Gains on financial instruments	15	48	50
Interest expense, net	(214)	(233)	(229)
Foreign currency gain (loss)	1	2	(2)
Loss on extinguishment of debt	(57)	0	0
Intercompany interest (expense) income	0	0	0
Nonoperating (expense) income	(259)	(187)	(183)
Income before income taxes	986	1,081	954
Income tax expense	(353)	(394)	(342)
Equity in earnings of subsidiaries, net of tax	0	0	0
Net income	633	687	612
Less net income attributable to the noncontrolling interest	(45)	(63)	(52)
Net income (loss) attributable to QVC, Inc. shareholder	588	624	560
Parent issuer- QVC, Inc.
Condensed Financial Statements, Captions [Line Items]
Net revenue	5,914	5,653	5,485
Cost of goods sold	3,804	3,644	3,507
Gross profit	2,110	2,009	1,978
Operating expenses:
Operating	168	140	166
Selling, general and administrative, including stock-based compensation	1,028	1,002	947
Depreciation	38	35	36
Amortization of intangible assets	204	204	242
Intercompany management expense (income)	50	60	89
Operating expenses	1,488	1,441	1,480
Operating income	622	568	498
Other (expense) income:
Equity in losses of investee	0	0	0
Gains on financial instruments	12	48	50
Interest expense, net	(214)	(233)	(230)
Foreign currency gain (loss)	(13)	(10)	(3)
Loss on extinguishment of debt	(57)
Intercompany interest (expense) income	(16)	(13)	(9)
Nonoperating (expense) income	(288)	(208)	(192)
Income before income taxes	334	360	306
Income tax expense	(119)	(116)	(110)
Equity in earnings of subsidiaries, net of tax	418	443	416
Net income	633	687	612
Less net income attributable to the noncontrolling interest	(45)	(63)	(52)
Net income (loss) attributable to QVC, Inc. shareholder	588	624	560
Combined subsidiary guarantors
Condensed Financial Statements, Captions [Line Items]
Net revenue	841	819	790
Cost of goods sold	107	116	120
Gross profit	734	703	670
Operating expenses:
Operating	214	206	201
Selling, general and administrative, including stock-based compensation	0	1	0
Depreciation	6	4	4
Amortization of intangible assets	146	130	133
Intercompany management expense (income)	1	(14)	(27)
Operating expenses	367	327	311
Operating income	367	376	359
Other (expense) income:
Equity in losses of investee	0	0	0
Gains on financial instruments	0	0	0
Interest expense, net	0	0	0
Foreign currency gain (loss)	0	4	(2)
Loss on extinguishment of debt	0
Intercompany interest (expense) income	51	51	53
Nonoperating (expense) income	51	55	51
Income before income taxes	418	431	410
Income tax expense	(132)	(141)	(124)
Equity in earnings of subsidiaries, net of tax	67	93	70
Net income	353	383	356
Less net income attributable to the noncontrolling interest	0	0	0
Net income (loss) attributable to QVC, Inc. shareholder	353	383	356
Combined non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	2,914	3,078	2,988
Cost of goods sold	1,831	1,941	1,906
Gross profit	1,083	1,137	1,082
Operating expenses:
Operating	358	369	377
Selling, general and administrative, including stock-based compensation	356	337	328
Depreciation	83	87	95
Amortization of intangible assets	81	66	64
Intercompany management expense (income)	(51)	(46)	(62)
Operating expenses	827	813	802
Operating income	256	324	280
Other (expense) income:
Equity in losses of investee	(4)	(4)	(2)
Gains on financial instruments	3	0	0
Interest expense, net	0	0	1
Foreign currency gain (loss)	14	8	3
Loss on extinguishment of debt	0
Intercompany interest (expense) income	(35)	(38)	(44)
Nonoperating (expense) income	(22)	(34)	(42)
Income before income taxes	234	290	238
Income tax expense	(102)	(137)	(108)
Equity in earnings of subsidiaries, net of tax	0	0	0
Net income	132	153	130
Less net income attributable to the noncontrolling interest	(45)	(63)	(52)
Net income (loss) attributable to QVC, Inc. shareholder	87	90	78
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(1,046)	(1,034)	(995)
Cost of goods sold	(277)	(282)	(255)
Gross profit	(769)	(752)	(740)
Operating expenses:
Operating	0	0	0
Selling, general and administrative, including stock-based compensation	(769)	(752)	(740)
Depreciation	0	0	0
Amortization of intangible assets	0	0	0
Intercompany management expense (income)	0	0	0
Operating expenses	(769)	(752)	(740)
Operating income	0	0	0
Other (expense) income:
Equity in losses of investee	0	0	0
Gains on financial instruments	0	0	0
Interest expense, net	0	0	0
Foreign currency gain (loss)	0	0	0
Loss on extinguishment of debt	0
Intercompany interest (expense) income	0	0	0
Nonoperating (expense) income	0	0	0
Income before income taxes	0	0	0
Income tax expense	0	0	0
Equity in earnings of subsidiaries, net of tax	(485)	(536)	(486)
Net income	(485)	(536)	(486)
Less net income attributable to the noncontrolling interest	45	63	52
Net income (loss) attributable to QVC, Inc. shareholder	$ (440)	$ (473)	$ (434)